TRANSAMERICA SERIES TRUST

Transamerica Goldman Sachs 70/30 Allocation VP

Transamerica Janus Balanced VP

Transamerica JPMorgan Mid Cap Value VP

Transamerica Small/Mid Cap Value VP

Transamerica T. Rowe Price Small Cap VP

Supplement to the Currently Effective Prospectus, Summary Prospectuses

and Statement of Additional Information

* * *

Transamerica Goldman Sachs 70/30 Allocation VP

Effective as of November 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.

The portfolio will change its management fee schedule as described below.

Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $1 billion	0.104%
Over $1 billion up to $3 billion	0.0975%
Over $3 billion up to $5 billion	0.0925%
Over $5 billion up to $7 billion	0.085%
Over $7 billion up to $9 billion	0.080%
In excess of $9 billion	0.0725%

* * *

Transamerica Janus Balanced VP

Effective as of August 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.

The portfolio will change its management fee schedule as described immediately below. The portfolio will also change its sub-advisory fee schedule as described below.

TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $250 million	0.735%
Over $250 million up to $500 million	0.705%
Over $500 million up to $1 billion	0.65%
In excess of $1 billion	0.63%

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.68%	0.68%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.03%	0.03%
Total annual fund operating expenses	0.71%	0.96%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2022.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$73	$227	$395	$883
Service Class	$98	$306	$531	$1,178

* * *

Transamerica JPMorgan Mid Cap Value VP

Effective as of August 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.

The portfolio will change its management fee schedule as described below.

TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $100 million	0.88%
Over $100 million up to $550 million	0.83%
Over $550 million up to $750 million	0.79%
Over $750 million up to $1 billion	0.77%
In excess of $1 billion	0.76%

* * *

Transamerica Small/Mid Cap Value VP

Effective as of August 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.

The portfolio will change its management fee schedule as described below.

TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $100 million	0.79%
Over $100 million up to $350 million	0.78%
Over $350 million up to $500 million	0.77%
Over $500 million up to $750 million	0.75%
Over $750 million up to $1 billion	0.745%
Over $1 billion up to $1.5 billion	0.69%
Over $1.5 billion up to $2 billion	0.68%
In excess of $2 billion	0.67%

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	Initial	Service
Management fees[1]	0.77%	0.77%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.81%	1.06%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2022.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$83	$259	$450	$1,002
Service Class	$108	$337	$585	$1,294

* * *

Transamerica T. Rowe Price Small Cap VP

Effective as of August 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the portfolio.

The portfolio will change its management fee schedule as described below.

TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

First $1 billion	0.78%
Over $1 billion up to $1.5 billion	0.77%
In excess of $1.5 billion	0.76%

* * *

The following information will be added alphabetically to the sub-section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectus:

Transamerica Goldman Sachs 70/30 Allocation VP: Effective November 1, 2022, the management fee is 0.104% of the first $1 billion; 0.0975% over $1 billion up to $3 billion; 0.0925% over $3 billion up to $5 billion; 0.085% over $5 billion up to $7 billion; 0.080% over $7 billion up to $9 billion; and 0.0725% in excess of $9 billion in average daily net assets. Prior to November 1, 2022, the management fee was 0.104% of the first $1 billion; 0.0975% over $1 billion up to $3 billion; 0.0925% over $3 billion up to $5 billion; 0.085% over $5 billion up to $7 billion; and 0.080% over $7 billion in average daily net assets.

Transamerica Janus Balanced VP: Effective August 1, 2022, the management fee is 0.735% of the first $250 million; 0.705% over $250 billion up to $500 million; 0.65% over $500 million up to $1 billion; and 0.63% in excess of $1 billion in average daily net assets. Prior to August 1, 2022, the management fee was 0.76% of the first $250 million; 0.73% over $250 million up to $500 million; 0.705% over $500 million up to $1 billion; 0.68% over $1 billion up to $1.25 billion; and 0.63% in excess of $1.25 billion in average daily net assets.

Transamerica JPMorgan Mid Cap Value VP: Effective August 1, 2022, the management fee is 0.88% of the first $100 million; 0.83% over $100 million up to $550 million; 0.79% over $550 million up to $750 million; 0.77% over $750 million up to $1 billion; and 0.76% in excess of $1 billion in average daily net assets. Prior to August 1, 2022, the management fee was 0.88% of the first $100 million; 0.83% over $100 million up to $750 million; 0.81% over $750 million up to $1.5 billion; and 0.80% in excess of $1.5 billion in average daily net assets.

Transamerica Small/Mid Cap Value VP: Effective August 1, 2022, the management fee is 0.79% of the first $100 million; 0.78% over $100 million up to $350 million; 0.77% over $350 million up to $500 million; 0.75% over $500 million up to $750 million; 0.745% over $750 million up to $1 billion; 0.69% over $1 billion up to $1.5 billion; 0.68% over $1.5 billion up to $2 billion; and 0.67% in excess of $2 billion in average daily net assets. Prior to August 1, 2022, the management fee was 0.79% of the first $350 million; 0.78% over $350 million up to $500 million; 0.765% over $500 million up to $750 million; 0.755% over $750 million up to $1 billion; 0.735% over $1 billion up to $1.5 billion; 0.73% over $1.5 billion up to $2 billion; and 0.725% in excess of $2 billion in average daily net assets.

Transamerica T. Rowe Price Small Cap VP: Effective August 1, 2022, the management fee is 0.78% of the first $1 billion; 0.77% over $1 billion up to $1.5 billion; and 0.76% in excess of $1.5 billion in average daily net assets. Prior to August 1, 2022, the management fee was 0.78% of the portfolio’s average daily net assets.

* * *

Effective as of November 1, 2022, the following information will revise the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica Goldman Sachs 70/30 Allocation VP

0.104% of the first $1 billion

0.0975% over $1 billion up to $3 billion

0.0925% over $3 billion up to $5 billion

0.085% over $5 billion up to $7 billion

0.080% over $7 billion up to $9 billion

0.0725% in excess of $9 billion

* * *

Effective as of August 1, 2022, the following information will revise the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica Janus Balanced VP	0.735% of the first $250 million 0.705% over $250 million up to $500 million 0.65% over $500 million up to $1 billion 0.63% in excess of $1 billion
Transamerica JPMorgan Mid Cap Value VP	0.88% of the first $100 million 0.83% over $100 million up to $550 million 0.79% over $550 million up to $750 million 0.77% over $750 million up to $1 billion 0.76% in excess of $1 billion
Transamerica Small/Mid Cap Value VP

0.79% of the first $100 million

0.78% over $100 million up to $350 million

0.77% over $350 million up to $500 million

0.75% over $500 million up to $750 million

0.745% over $750 million up to $1 billion

0.69% over $1 billion up to $1.5 billion

0.68% over $1.5 billion up to $2 billion

0.67% in excess of $2 billion

Transamerica T. Rowe Price Small Cap VP	0.78% of the first $1 billion 0.77% over $1 billion up to $1.5 billion 0.76% in excess of $1.5 billion

* * *

Effective as of November 1, 2022, the following information will revise the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers”:

Portfolio	Sub-Adviser	Sub-Advisory Fees
Transamerica Goldman Sachs 70/30 Allocation VP	Goldman Sachs Asset Management, L.P.(8)

0.070% of the first $1 billion

0.055% over $1 billion up to $3 billion

0.050% over $3 billion up to $5 billion

0.045% over $5 billion up to $7 billion

0.0425% over $7 billion up to $9 billion

0.0350% in excess of $9 billion

(8)

The average daily net assets for the purposed of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica Goldman Sachs 70/30 Allocation VP, Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Goldman Sachs Managed Risk – Balanced ETF VP, Transamerica Goldman Sachs Managed Risk – Conservative ETF VP and Transamerica Goldman Sachs Managed Risk – Growth ETF VP.

* * *

Effective as of August 1, 2022, the following information will revise the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers”:

Portfolio	Sub-Adviser	Sub-Advisory Fees
Transamerica Janus Balanced VP	Janus Henderson Investors US LLC	0.30% of the first $500 million 0.27% over $500 million up to $1 billion 0.25% in excess of $1 billion

* * *

Investors Should Retain this Supplement for Future Reference

June 28, 2022